Other financial liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure Of Detailed Information About Other Financial Liabilities [Abstract]
Summary of detailed information about other financial liabilities

	As at March 31,
	2025		2026
Non-current
Liability on written put options to non-controlling interests (Refer to Note 19)	₹	4,945	₹	3,071
Contingent consideration (Refer to Note 19)		1,307		1,178
Liabilities towards customer contracts		1,026		719
Long-term incentive payable		387		376
Deferred consideration for Business combination		61		34
Rent deposit		26		12
Other liabilities (1)		41		1,353
	₹	7,793	₹	6,743
Current
Liability on written put options to non-controlling interests (Refer to Note 19)	₹	-	₹	2,628
Liabilities towards customer contracts		342		721
Capital creditors		1,255		689
Advance from customers		167		329
Rent deposit		475		477
Contingent consideration (Refer to Note 19)		557		456
Interest accrued on loans and borrowings		489		541
Deferred consideration for Business combination		295		118
Unclaimed dividend		64		177
Other liabilities (2)		234		5,221
	₹	3,878	₹	11,357
	₹	11,671	₹	18,100

(1)
Includes payable to selling shareholders
(2)
Includes liability on non-designated hedges